Equity Method Investment	12 Months Ended
Dec. 31, 2013
Equity Method Investments And Joint Ventures [Abstract]
Equity Method Investment
19.	Equity Method Investment

In June 2013, the Partnership acquired Teekay Corporation’s 50% interest in OOG-TKP FPSO GmbH & Co KG, a joint venture with Odebrecht Oil & Gas S.A. (or Odebrecht), which owns the Cidade de Itajai (or Itajai) FPSO unit (see note 10h).

As at December 31, 2013, the Partnership had an investment of $52.1 million in the joint venture. No indicators of impairment existed at December 31, 2013.